EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Option Indexed to Issuers Equity [Line Items]
Balance - beginning of year	$ 76,260	$ 75,489	$ 74,469
Addition to statutory reserves	(33,999)	771	1,020
Balance -end of year	$ 42,261	$ 76,260	$ 75,489